Investments - Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investment, Aggregate Cost [Roll Forward]
Equity method investments, opening balance	$ 7.3	$ 7.6
Unrealized (loss)/gain for the twelve months to December 31, 2024	0.0	0.0	$ 0.4
Equity method investments, closing balance	9.6	7.3	$ 7.6
Equity Method Investments
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized (loss)/gain	$ 2.3	(0.1)
Realized Investment Gains (Losses)		$ (0.2)